Document and Entity Information	9 Months Ended
Sep. 30, 2021
Cover page.
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Atlantica Sustainable Infrastructure plc
Entity Central Index Key	0001601072